PMC Funds

PMC Core Fixed Income Fund

a series of Trust for Professional Managers (the “Trust”)

Supplement to the
Prospectus dated December 29, 2008,
 as supplemented on January 27, 2009,
March 3, 2009, April 27, 2009 and May 6, 2009

Effective immediately, Mr. Richard W. Knee will no longer serve as the Portfolio Manager of the PMC Core Fixed Income Fund (the “Fund”).  All references to Mr. Knee are hereby deleted.  Mr. Andrew A. Johnson will continue to serve as the Portfolio Manager of the Fund.

Please retain this Supplement with your Prospectus for reference.

The date of this Prospectus Supplement is July 16, 2009.